CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 15,302	$ 2,096	¥ 220,689
Time deposits			300
Restricted cash	31,217	4,277	6,575
Amounts due from related parties, net	¥ 4,792	$ 657	¥ 44
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other current assets, net	¥ 4,898	$ 671	¥ 57,385
Current assets of discontinued operation			275,603
Total current assets	¥ 56,209	$ 7,701	560,596
Amounts due from related parties-non current			¥ 732
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Property and equipment, net	¥ 21,591	$ 2,958	¥ 66,064
Intangible assets, net			5,287
Right-of-use assets, net			237,059
Goodwill			49,416
Long-term investments, net	22,817	3,126	41,860
Deferred income tax assets			28,476
Other non-current assets, net	23,133		28,753
Total non-current assets	44,408	6,084	457,647
Total assets	100,617	13,785	1,018,243
Current liabilities:
Short-term bank loans	26,291	3,602
Accounts payable	5,971	818	¥ 4,988
Amounts due to related parties	¥ 41,859	$ 5,735
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Operating lease liabilities-current	¥ 105,504	$ 14,454	¥ 111,840
Income taxes payable	8,734	1,197	6,105
Deferred revenue- current	1,117,713	153,126	1,210,536
Accrued expenses and other current liabilities	506,733	69,422	517,096
Current liabilities of discontinued operation			560,791
Total current liabilities	1,812,805	248,354	2,411,356
Operating lease liabilities-non current	91,407	12,523	107,804
Other non-current liabilities			433
Total non-current liabilities	91,407	12,523	108,237
Total liabilities	1,904,212	260,877	2,519,593
Commitments and contingencies
Deficit:
Additional paid-in capital	1,643,672	225,182	1,360,901
Accumulated other comprehensive income	54,266	7,434	48,216
Accumulated deficit	(3,014,534)	(412,989)	(2,427,992)
Total deficit attributable to the shareholders of TCTM Kids IT Education Inc.	(1,802,858)	(246,991)	(1,497,783)
Non-controlling interest	(737)	(101)	(3,567)
Total deficit	(1,803,595)	(247,092)	(1,501,350)
Total liabilities and deficit	100,617	13,785	1,018,243
Class A ordinary shares
Deficit:
Ordinary shares	370	51	364
Treasury shares (11,105,190 and 16,224,888 Class A ordinary shares as of December 31, 2023 and 2024, at cost)	(486,706)	(66,679)	(479,346)
Class B ordinary shares
Deficit:
Ordinary shares	¥ 74	$ 10	¥ 74